Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Share capital and reserves
Schedule of share capital

	2020	2020
	Number of shares	US$
Ordinary shares of €1 each	—	—
Class A shares of €1 each	18,940	25,246
Class B shares of €1 each	1,060	1,413
	20,000	26,659
Issued and fully paid
Balance at January 1, 2020	20,000	26,659
Balance at December 31, 2020	20,000	26,659

	2021	2021
	Number of shares	US$
Ordinary shares of $0 each	196,523,101	—
	196,523,101	—
Issued and fully paid
Balance at January 1, 2021	20,000	26,659
Balance at December 31, 2021	196,523,101	—